Provisions and Other Liabilities - Timing of Future Termination Benefit Payments (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	€ 895	€ 862	€ 1,159
France [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	623	588	933
Other countries [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	272	274	226
Less than 1 year [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	489	454	556
Less than 1 year [member] | France [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	302	257	374
Less than 1 year [member] | Other countries [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	187	197	182
1 to 3 years [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	304	351	448
1 to 3 years [member] | France [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	242	281	413
1 to 3 years [member] | Other countries [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	62	70	35
3 to 5 years [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	77	54	146
3 to 5 years [member] | France [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	71	49	142
3 to 5 years [member] | Other countries [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	6	5	4
More than 5 years [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	25	3	9
More than 5 years [member] | France [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	8	1	4
More than 5 years [member] | Other countries [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	€ 17	€ 2	€ 5